Right-of-Use Assets - Lease Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Lease Liabilities [Abstract]
Carrying amount at July 1	$ 182,290	$ 182,290
New lease		251,189
Payments	(69,325)	(68,899)
Carrying amount at June 30	112,965	182,290
Maturity analysis year 1	124,495	105,026
Maturity analysis year 2		87,827
Maturity analysis	124,495	192,853
Less: unearned interest	(11,530)	(10,563)
Lease liabilities maturity analysis, Net	112,965	182,290
Current portion	112,965	99,745
Non-current portion		82,545
Lease liabilities	112,965	182,290
Amounts recognized in profit or loss:
Depreciation expense on right-of-use asset	91,656	81,611	[1]
Lease finance costs	5,782	5,148	[1]
Expense relating to leases of low value assets	7,042	6,497	[1]
Lease liability amounts recognized in profit and loss	$ 104,480	$ 93,256	[1]

[1]	The adoption of IFRS 16 :Leases which became applicable on July 1, 2019 was reflected in the 2020 year, no expenditure in relation to right-of-use-assets was recognized in the 2019 year.